Long-Term Bank Deposits And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Bank Deposits And Other Receivables [Abstract]
Schedule Of Long-Term Bank Deposits And Other Receivables

December 31,
	2012	2011
Restricted deposits with banks (1)	$-	$2,271
Hedging receivables in respect to Series A Notes (See Note 16)	11,555	3,112
Deposits with banks and other long-term receivables (2)	7,714	6,832
	$19,269	$12,215

(1) Restricted deposits in respect of an issued bank guarantee.

(2) Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A in the amount of $6,093 and $5,427 as of December 31, 2012 and 2011, respectively (See Note 17).